Basis of preparation and summary of material accounting policies - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Salary calculation period	30 days
Maximum lump-sum payment	₺ 23,500	₺ 15,400
Discount rate used for calculating retirement pay liability	2.50%	0.60%
Additional amount classified as "Bank Borrowings" from related parties
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Amount of reclassifications or changes in presentation		₺ 2,190,434,000
Minimum
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Discount rate for obligations for dismantling, removing and site restoration	11.50%	11.20%
Maximum
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Discount rate for obligations for dismantling, removing and site restoration	29.60%	23.90%